Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Shareholders' Equity
15.	SHAREHOLDERS’ EQUITY

15.1 Outstanding shares

The authorized share capital of the Company is Euro 1,810 million consisting of 1,200,000,000 common shares and 540,000,000 preference shares, each with a nominal value of €1.04. As at December 31, 2018 the number of shares of common stock issued was 911,156,920 shares (911,110,420 at December 31, 2017).

As of December 31, 2018 the number of shares of common stock outstanding was 898,305,080 (896,590,286 at December 31, 2017).

15.2 Preference shares

The 540,000,000 preference shares, when issued, will entitle a holder to full voting rights and to a preferential right to dividends and distributions upon liquidation.

The Company is a party to an option agreement regarding our preference shares with Stichting Continuïteit ST (the “Stichting”), entered into on January 22, 2007, with a duration of ten years, which agreement was extended for another ten years in October 2016. Our Managing Board and our Supervisory Board, along with the board of the Stichting, have declared that they are jointly of the opinion that the Stichting is independent of us. The option agreement provides for the issuance of up to a maximum 540,000,000 preference shares. Any such shares would be issued to the Stichting upon its request and in its sole discretion and upon payment of at least 25% of the par value of the preference shares to be issued. The shares would be issuable in the event of actions which the board of the Stichting determines would be contrary to our interests, our shareholders and our other stakeholders and which in the event of a creeping acquisition or offer for our common shares are not supported by our Managing Board and Supervisory Board. The preference shares may remain outstanding for no longer than two years. The effect of the preference shares may be to deter potential acquirers from effecting an unsolicited acquisition resulting in a change of control as well as to create a level-playing field in the event actions which are considered to be hostile by our Managing Board and our Supervisory Board, as described above, occur and which the board of the Stichting determines to be contrary to our interests and our shareholders and other stakeholders.

There were no preference shares issued as of December 31, 2018 and December 31, 2017 respectively.

15.3 Treasury stock

In 2014 and 2017, the Company announced share buy-back programs following the issuance of new convertible bonds. Pursuant to a resolution passed at the shareholders’ meeting held on June 13, 2014, the Company repurchased 20.0 million shares of its common stock in 2014, reflected at cost, as a reduction of the parent company stockholders’ equity. Pursuant to a resolution passed at the shareholders’ meeting held on June 20, 2017 and announced on June 22, 2017, the Company repurchased 18.6 million shares of its common stock in 2017 for a total of $297 million, reflected at cost, as a reduction of the parent company stockholders’ equity.

In the second half of 2017, the Company delivered 26.8 million shares from its treasury shares following the conversion of the Tranche A and Tranche B of the convertible bonds issued on July 3, 2014.

On November 5, 2018, the Company announced a three years buy-back program of up to $750 million. As of December 31, 2018, the Company repurchased 4.3 million shares of its common stock for a total of $62 million under the share buy-back program, reflected at cost, as a reduction of the parent company stockholders’ equity.

The treasury shares have been designated for allocation under the Company’s share based remuneration programs of unvested shares. As of December 31, 2018, 46,209,542 of these treasury shares were transferred to employees under the Company’s share based remuneration programs, of which 6,011,271 in the year ended December 31, 2018.

As of December 31, 2018, the Company owned a number of treasury shares equivalent to 12,851,840 compared to 14,520,134 as of December 31, 2017.

15.4 Unvested share awards for the Supervisory Board

On an annual basis and until the year 2012, the Compensation Committee (on behalf of the Supervisory Board and with its approval) used to grant stock-based awards (the options to acquire common shares in the share capital of the Company) to the members and professionals of the Supervisory Board (“The Supervisory Board Plan”). The awards were granted at the nominal value of the share of €1.04 (exercise price of the option). The options granted under the Supervisory Board Plan vest and become exercisable immediately, while the shares resulting from these awards vest and therefore become available for trade evenly over three years (one third every year), with no market, performance or service conditions.

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Year of grant	Options granted and vested	Options waived at grant
2007	165,000	(22,500)
2008	165,000	(22,500)
2009	165,000	(7,500)
2010	172,500	(7,500)
2011	172,500	(30,000)
2012	180,000	(22,500)
2013 to 2018	No options granted

A summary of the options’ activity by plan for the years ended December 31, 2018 and December 31, 2017 is presented below:

Year of grant	Outstanding as of 31.12.2016	Exercised	Expired / Cancelled	Outstanding as of 31.12.2017	Exercised	Expired / Cancelled	Outstanding as of 31.12.2018
2007	7,500	(7,500)	—	—	—	—	—
2008	24,000	(7,500)	—	16,500	(16,500)	—	—
2009	35,000	(12,500)	—	22,500	(22,500)	—	—
2010	45,000	(15,000)	—	30,000	(7,500)	—	22,500
2011	67,500	(15,000)	—	52,500	—	—	52,500
2012	87,500	(22,500)	—	65,000	—	—	65,000

The total intrinsic value of options exercised during the year 2018 and 2017 amounted to $1 million, respectively compared to less than $1 million for the year 2016. The total intrinsic value of options outstanding as of December 31, 2018 amounted to $2 million.

At the Company’s Annual General Meeting of Shareholders held on 21 June 2013, it was resolved to abolish and terminate the stock-based compensation for the Supervisory Board members and professionals.

15.5 Unvested share awards for the employees

On an annual basis, the Compensation Committee (on behalf of the Supervisory Board and with its approval) grants stock-based awards to the senior executives along with selected employees (the “Employee Plan”). The awards are granted for services under the Employee Plan. There are two types of unvested shares: (1) shares granted to employees, which are subject only to service conditions and vest over the requisite service period, and (2) shares granted to senior executives, whose vesting is subject to performance conditions. For the plans 2015, 2017 and 2018, the performance conditions consisted of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for two third of the total number of awards granted and of one internal target (return on net assets compared to budget), weighting for one third of the total number of awards granted. For the plan 2016, the performance conditions consisted of two external targets (sales evolution and operating income compared to a basket of competitors) weighting for 80% of the total number of awards granted and of two internal targets (days of sales outstanding compared to the budget and return on net assets compared to budget), weighting for 20% of the total number of awards granted. All the awards vest over a three-year service period (32% as of the first anniversary of the grant, 32% as of the second anniversary of the grant and 36% as of the third anniversary of the grant). In addition, in 2015, 2016 and 2017, there was a Special Bonus granted to the Company’s CEO.

The table below summarizes grants under the outstanding stock award plans as authorized by the Compensation Committee:

Date of grant	Plan name	Number of shares granted	Number of shares waived	Number of shares lost on performance conditions
March 24, 2015	2015 CEO Special Bonus	53,369	—	—
July 27, 2015	2015 Employee Plan	6,591,200	—	(1,961,886)
December 15, 2015	2015 Employee Plan	370,920	—	(29,078)
April 26, 2016	2016 CEO Special Bonus	69,165	—	—
July 26, 2016	2016 Employee Plan	6,621,100	—	(1,628,376)
December 19, 2016	2016 Employee Plan	376,800	—	(53,900)
June 20, 2017	2017 CEO Special Bonus	22,883	—	—
July 25, 2017	2017 Employee Plan	7,634,475	—	—
December 22, 2017	2017 Employee Plan	347,160	—	—
July 24, 2018	2018 Employee Plan	7,552,410	—	( *)
December 20, 2018	2018 Employee Plan	443,200	—	( *)

(*)	As at December 31, 2018, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board.

A summary of the unvested share activity by plan for the year ended December 31, 2018 is presented below:

Unvested Shares	Unvested as at December 31, 2017	Granted	Forfeited / waived	Cancelled on failed vesting conditions	Vested	Unvested as at December 31, 2018
2015 CEO Special Bonus	17,789	—	—	—	(17,789)	—
2015 Employee Plan	1,630,784	—	(5,200)	—	(1,625,584)	—
2016 CEO Special Bonus	46,110	—	—	—	(46,110)	—
2016 Employee Plan	3,512,846	—	(27,339)	—	(1,681,367)	1,804,140
2017 CEO Special Bonus	—	22,883	—	—	(22,883)	—
2017 Employee Plan	7,947,510	—	(61,997)	—	(2,616,538)	5,268,975
2018 Employee Plan	—	7,995,610	(21,030)	—	(1,000)	7,973,580

Total	13,155,039	8,018,493	(115,566)	—	(6,011,271)	15,046,695

The grant date fair value of unvested shares granted to the CEO under the 2015 CEO Special Bonus Plan was $9.78. On the 2015 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date fair value of unvested shares granted to employees under the 2015 Employee Plan was $7.62. On April 26, 2016, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, one performance condition was fully met. Consequently, the compensation expense recorded on the 2015 Employee Plan reflects the statement that — for the portion of shares subject to performance conditions — one third of the awards granted will fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to the CEO under the 2016 CEO Special Bonus Plan was $5.36. On the 2016 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date weighted average fair value of unvested shares granted to employees under the 2016 Employee Plan was $6.37. On March 28, 2017, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, two performance conditions were fully met. Consequently, the compensation expense recorded on the 2016 Employee Plan reflects the statement that — for the portion of shares subject to performance conditions — 45% of the awards granted, representing the weight of the two performance conditions met, will fully vest, as far as the service condition is met.

The grant date fair value of unvested shares granted to the CEO under the 2017 CEO Special Bonus Plan was $14.89. On the 2017 CEO Special Bonus Plan, the fair value of the unvested shares granted reflected the market price of the shares at the date of the grant.

The grant date weighted average fair value of unvested shares granted to employees under the 2017 Employee Plan was $16.52. On March 27, 2018, the Compensation Committee approved the statement that with respect to the shares subject to performance conditions, all three performance conditions were fully met. Consequently, the compensation expense recorded on the 2017 Employee Plan reflects the statement that — for the portion of shares subject to performance conditions — 100% of the awards granted will fully vest, as far as the service condition is met.

The grant date weighted average fair value of unvested shares granted to employees under the 2018 Employee Plan was $22.78. Moreover, for the portion of the shares subject to performance conditions (3,549,685 shares) the Company estimates the number of awards expected to vest by assessing the probability of achieving the performance conditions. At December 31, 2018, a final determination of the achievement of the performance conditions had not yet been made by the Compensation Committee of the Supervisory Board. However, the Company has estimated that 100% of the awards subject to performance conditions are expected to vest. Consequently, the compensation expense recorded for the 2018 Employee Plan reflects the vesting of 100% of the awards granted with performance conditions, subject to the service condition being met. The assumption of the expected number of awards to be vested upon achievement of the performance conditions is subject to changes based on the final measurement of the conditions, which is expected to occur in the first half of 2019.

The following table illustrates the classification of pre-payroll tax and social contribution stock-based compensation expense included in the consolidated statements of income for the years ended December 31, 2018, December 31, 2017 and December 31, 2016:

	December 31, 2018	December 31, 2017	December 31, 2016
Cost of sales	23	12	7
Selling, general and administrative	67	31	17
Research and development	35	18	14

Total pre-payroll tax and social contribution compensation	125	61	38

The fair value of the shares vested in 2018 was $68 million compared to $38 million for 2017 and $42 million for 2016.

Compensation cost, excluding payroll tax and social contribution, capitalized as part of inventory was $6 million as of December 31, 2018, compared to $3 million as of December 31, 2017 and $2 million as of December 31, 2016. As of December 31, 2018 there was $156 million of total unrecognized compensation cost related to the grant of unvested shares, which is expected to be recognized over a weighted average period of approximately 9 months.

The total deferred income tax benefit recognized in the consolidated statements of income related to unvested share-based compensation expense amounted to $7 million, $3 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

15.6 Accumulated other comprehensive income (loss) attributable to parent company stockholders

The table below details the changes in AOCI attributable to the company’s stockholders by component, net of tax, for the years ended December 31, 2018, 2017 and 2016:

	Gains (Losses) on Cash Flow Hedges	Gains (Losses) on Available- For-Sale Securities	Defined Benefit Pension Plan Items	Foreign Currency Translation Adjustments (“CTA”)	Total
December 31, 2015	(23)	2	(160)	601	420

Cumulative tax impact	—	—	40	—	40

December 31, 2015, net of tax	(23)	2	(120)	601	460

OCI before reclassifications	(33)	—	(25)	(57)	(115)
Amounts reclassified from AOCI	9	—	15	—	24
OCI for the year ended December 31, 2016	(24)	—	(10)	(57)	(91)
Cumulative tax impact	—	—	2	—	2
OCI for the year ended December 31, 2016, net of tax	(24)	—	(8)	(57)	(89)

December 31, 2016	(47)	2	(170)	544	329

Cumulative tax impact	—	—	42	—	42

December 31, 2016, net of tax	(47)	2	(128)	544	371

OCI before reclassifications	122	(2)	(6)	224	338
Amounts reclassified from AOCI	(30)	—	10	—	(20)
OCI for the year ended December 31, 2017	92	(2)	4	224	318
Cumulative tax impact	—	—	(1)	—	(1)
OCI for the year ended December 31, 2017, net of tax	92	(2)	3	224	317

December 31, 2017	45	—	(166)	768	647

Cumulative tax impact	—	—	41	—	41

December 31, 2017, net of tax	45	—	(125)	768	688

OCI before reclassifications	(83)	(2)	(24)	(87)	(196)
Amounts reclassified from AOCI	(1)	—	11	—	10
OCI for the year ended December 31, 2018	(84)	(2)	(13)	(87)	(186)
Cumulative tax impact	4	—	3	—	7
OCI for the year ended December 31, 2018, net of tax	(80)	(2)	(10)	(87)	(179)

December 31, 2018	(39)	(2)	(179)	681	461

Cumulative tax impact	4	—	44	—	48

December 31, 2018, net of tax	(35)	(2)	(135)	681	509

Items reclassified out of Accumulated Other Comprehensive Income for the years ended December 31, 2018, 2017 and 2016 are listed in the table below:

Details about AOCI components	Amounts reclassified from AOCI in the year ended December 31, 2018	Amounts reclassified from AOCI in the year ended December 31, 2017	Amounts reclassified from AOCI in the year ended December 31, 2016	Affected line item in the statement where net income (loss) is presented
Gains (Losses) on Cash Flow Hedges
Foreign exchange derivative contracts	4	16	(7)	Cost of sales
Foreign exchange derivative contracts	(1)	3	—	Selling, general and administrative
Foreign exchange derivative contracts	(2)	11	(2)	Research and development
	—	—	—	Income tax benefit (expense)

	1	30	(9)	Net of tax

Defined Benefit Pension Plan Items
Amortization of actuarial gains (losses)	(10)	(10)	(15)	Other components of pension benefit costs
Amortization of prior service cost	(1)	—	—	Other components of pension benefit costs
	2	2	4	Income tax benefit (expense)

	(9)	(8)	(11)	Net of tax

Total reclassifications for the year	(8)	22	(20)

Attributable to noncontrolling interest	—	—	—

Attributable to the Company’s stockholders	(8)	22	(20)

15.7 Dividends

The Annual General Meeting of Shareholders held on May 31, 2018 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2018 and first quarter of 2019. The amount of $54 million corresponding to the first installment, $54 million corresponding to the second installment and $48 million corresponding to the third installment were paid as of December 31, 2018. The remaining portion of $6 million related to the third installment and the last installment of $54 million are presented in the line “Dividends payable to stockholders” in the consolidated balance sheet as of December 31, 2018.

The Annual General Meeting of Shareholders held on June 20, 2017 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2017 and first quarter of 2018. The amount of $53 million corresponding to the first installment, $53 million corresponding to the second installment and $47 million corresponding to the third installment were paid as of December 31, 2017. The remaining portion of the third installment amounting to $7 million and the last installment of $53 million were paid in the first half of 2018.

The Annual General Meeting of Shareholders held on May 25, 2016 authorized the distribution of a cash dividend of $0.24 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.06 in each of the second, third and fourth quarters of 2016 and first quarter of 2017. The amount of $53 million corresponding to the first installment, $53 million corresponding to the second installment and $47 million corresponding to the third installment were paid as of December 31, 2016. The remaining portion of the third installment amounting to $6 million and the fourth installment of $53 million were paid in the first half of 2017.

The Annual General Meeting of Shareholders held on May 27, 2015 authorized the distribution of a cash dividend of $0.40 per outstanding share of the Company’s common stock, to be distributed in quarterly installments of $0.10 in each of the second, third and fourth quarters of 2015 and first quarter of 2016. The amount of $88 million corresponding to the first installment, $88 million corresponding to the second installment and $78 million corresponding to the third installment were paid during 2015. The remaining portion of $9 million related to the third installment and the fourth installment of $88 million were paid in the first half of 2016.